Income and related expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total interest income and gains net of losses on financial instruments	$ 13,434,683	$ 9,631,043	$ 6,439,712
Interest Income Other Assets At Amorized Cost [Member]
IfrsStatementLineItems [Line Items]
Total interest income and gains net of losses on financial instruments	2,284,594	1,278,980	851,237
Interest Income Credit Card [Member]
IfrsStatementLineItems [Line Items]
Total interest income and gains net of losses on financial instruments	4,597,770	3,802,366	2,521,892
Interest Income Loans [Member]
IfrsStatementLineItems [Line Items]
Total interest income and gains net of losses on financial instruments	4,784,263	3,038,663	1,650,321
Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Total interest income and gains net of losses on financial instruments	361,675	324,196	398,536
Interest Income And Gains Losses [Member]
IfrsStatementLineItems [Line Items]
Total interest income and gains net of losses on financial instruments	1,359,548	1,287,991	973,029
Other Income Fair Value [Member]
IfrsStatementLineItems [Line Items]
Total interest income and gains net of losses on financial instruments	$ 46,833	$ (101,153)	$ 44,697